Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of basic and diluted earnings per share

	2017 Restated	2018	2019
	RMB’000	RMB’000	RMB’000
Net profit attributable to the equity holders of the Company – numerator for basic and diluted earnings per share	23,061	6,524	46,893

Number of shares in thousands
Weighted average share outstanding – denominator for basic and diluted earnings per share	236,180	1,000,172	1,001,047

Basic and diluted earnings per share	0.10	0.01	0.05